Operating Risk (Tables)	12 Months Ended
Mar. 31, 2013
10% or more of total net sales [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2011, 2012 and 2013 are as follows:

	Percentage of net sales
	Year ended March 31,
	2011	2012	2013
VTech Telecommunications Limited	14.6%	12.6%	13.0%
Lenbrook Group	*	*	11.1%

*	Less than 10%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Debtors accounting for 10% or more of total accounts receivable at March 31, 2012 and 2013, respectively, are as follows:

	Percentage of
	accounts
	receivable
	March 31,
	2012	2013
VTech Telecommunications Limited	16.9%	27.8%
Peavey Electronics Corp.	10.2%	*
Primax Electronics Limited	*	12.9%

*	Less than 10%